Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014. The amounts presented below for Cash equivalents and Assets and Liabilities held in separate accounts differ from the amounts presented in the balance sheet because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for Assets and Liabilities held in separate accounts are received directly from third parties.

	December 31, 2015
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$813	$—		$813		$—
State, municipalities and political subdivisions	25,674	—		25,674		—
Foreign governments	369	—		369		—
Commercial mortgage-backed	391	—		391		—
Residential mortgage-backed	7,272	—		7,272		—
Corporate	51,229	—		50,209		1,020
Equity securities:
Non-redeemable preferred stocks	7,419	—		7,419		—
Short-term investments	10,498	10,498	(b)	—		—
Cash equivalents	702	702	(b)	—		—
Assets held in separate accounts	11,259	7,097	(a)	4,162	(c)	—
Total financial assets	$115,626	$18,297		$96,309		$1,020
Financial Liabilities
Liabilities related to separate accounts	$11,259	$7,097	(a)	$4,162	(c)	$—

	December 31, 2014
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$797	$—		$797		$—
State, municipalities and political subdivisions	28,918	—		28,918		—
Foreign governments	376	—		376		—
Commercial mortgage-backed	499	—		499		—
Residential mortgage-backed	7,701	—		7,701		—
Corporate	59,178	—		57,970		1,208
Equity securities:
Non-redeemable preferred stocks	7,968	—		7,968		—
Short-term investments	7,202	7,202	(b)	—		—
Cash equivalents	50	50	(b)	—		—
Assets held in separate accounts	11,930	8,028	(a)	3,902	(c)	—
Total financial assets	$124,619	$15,280		$108,131		$1,208
Financial Liabilities
Liabilities related to separate accounts	$11,930	$8,028	(a)	$3,902	(c)	$—
a.  Mainly includes mutual funds.
b.  Mainly includes money market funds.
c.  Mainly includes fixed maturity securities.

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2015 and 2014:

	Year Ended December 31, 2015
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers out (3)	Balance, end of period
Fixed maturity securities:
Corporate	$1,208	(9)	(11)	—	(95)	(73)	$1,020

	Year Ended December 31, 2014
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized gains included in other comprehensive income (2)	Purchases	Sales	Transfers out (3)	Balance, end of period
Fixed maturity securities:
States, municipalities and political subdivisions	$1,101	$—	$—	$—	$—	$(1,101)	$—
Corporate	1,308	(13)	13	232	(332)	—	1,208
Total level 3 assets	$2,409	$(13)	$13	$232	$(332)	$(1,101)	$1,208
(1)  Included as part of net realized gains on investments in the statement of operations.
(2)  Included as part of change in unrealized gains on securities in the statement of comprehensive income.
(3) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheet:

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$15,311	$16,217	$—	$—	$16,217
Policy loans	244	244	244	—	—
Total financial assets	$15,555	$16,461	$244	$—	$16,217
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$4,899	$5,389	$—	$—	$5,389
Funds withheld under reinsurance	190	190	190	—	—
Total financial liabilities	$5,089	$5,579	$190	$—	$5,389

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$19,772	$22,366	$—	$—	$22,366
Policy loans	217	217	217	—	—
Other investments	172	172	—	—	172
Total financial assets	$20,161	$22,755	$217	$—	$22,538
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$4,487	$5,074	$—	$—	$5,074
Funds withheld under reinsurance	167	167	167	—	—
Total financial liabilities	$4,654	$5,241	$167	$—	$5,074
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.